RECEIVABLES, NET (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 64,983	$ 42,285
Less: reserve for doubtful collection	(11,039)	(11,645)
Total receivables, net	53,944	30,640
Gaming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	32,841	32,789
Hotel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	1,637	922
Affiliates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	19,400	0
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 11,105	$ 8,574